PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS - Pledged Assets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Carrying Values of Significant Components of Pledged Assets
Investment securities	$ 173,015,000,000	$ 183,071,000,000
Loans	214,530,000,000	228,513,000,000
Trading account assets	111,832,000,000	118,832,000,000
Total	499,377,000,000	530,416,000,000
Cash and due from banks	6,200,000,000	8,800,000,000
Fair value of collateral received that may be resold or repledged	346,700,000,000	308,300,000,000
Pledged collateral that may not be sold or repledged	$ 376,000,000,000	$ 397,000,000,000